Significant Accounting Policies (Details Narrative)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Sep. 24, 2024 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Reorganization, Chapter 11 [Line Items]
Cash FDIC insured amount	$ 250,000					$ 250,000			$ 250,000
Research and development expenses									$ 0	$ 39,558
Number of operating segment | Segment									1
Net loss	(638,726)	$ (2,008,476)	$ (660,583)	$ (538,770)	$ (862,791)	$ (2,647,202)	$ (1,199,353)	$ (654,640)	$ (6,278,191)	$ (1,517,431)
Tax rate						21.00%			21.00%	21.00%
Deferred tax assets	1,809,017				181,186	$ 1,809,017			$ 1,499,644	$ 181,186
Valuation allowance	$ 1,809,017				181,186	$ 1,809,017			$ 1,499,644	$ 181,186
Single Reportable Segment [Member]
Reorganization, Chapter 11 [Line Items]
Number of operating segment | Segment						1
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Research and development expenses								$ 39,558
Successor [Member]
Reorganization, Chapter 11 [Line Items]
Research and development expenses					$ 0